Stock-Based Compensation - Stock Option Transactions Under Various Stock-Based Employee Compensation Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding, Beginning Balance, Shares	2,124,886
Granted, Shares	1,807,000
Exercised, Shares	(682,263)	(586,563)	(113,359)
Canceled, Shares	(17,200)
Outstanding, Ending Balance, Shares	3,232,423	2,124,886
Exercisable, Ending Balance, Shares	1,737,823
Outstanding, Beginning Balance, Weighted Average Exercise Price	$ 22.36
Granted, Weighted Average Exercise Price	$ 42.31
Exercised, Weighted-Average Exercise Price	$ 24.90
Canceled, Weighted Average Exercise Price	$ 38.73
Outstanding, Ending Balance, Weighted Average Exercise Price	$ 32.89	$ 22.36
Exercisable, Ending Balance, Weighted Average Exercise Price	$ 25.16
Outstanding, Ending balance, Weighted Average Remaining Contractual Term	7 years 4 months 13 days
Exercisable, Ending Balance, Weighted Average Remaining Contractual Term	5 years 11 months 12 days